Other Noncurrent Assets (Tables)	12 Months Ended
Sep. 30, 2011
Other Noncurrent Assets [Abstract]
Other noncurrent assets

	As of September 30,
	2011	2010

Funded employee benefit costs(1)	$137,515	$131,274
Deferred costs(2)	94,546	109,698
Long term accounts receivable-unbilled	32,657	43,018
Prepaid expense	31,894	6,523
Other	45,913	31,438

	$342,525	$321,951

(1)	Please see Note 18 to the consolidated financial statements.

(2)	Please see Note 2 to the consolidated financial statements.